Share-Based Payments - Data Related to All Stock Option Activity (Detail) (Stock Options [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per stock option	$ 2.79	$ 3.15	$ 3.25
Aggregate intrinsic value on exercise	$ 263	$ 32	$ 5
Cash received upon exercise	568	153	16
Tax benefits realized related to exercise	81	10	1
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$ 148	$ 177	$ 178
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1 year 2 months 12 days	1 year 3 months 18 days	1 year 3 months 18 days